DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

December 2, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Large Cap Focus Growth Fund (“Fund”), a series of Deutsche DWS Investment Trust (“Trust”) (Reg. Nos. 002-13628; 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 254 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 24, 2020.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Assistant Vice President

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.